UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08896

Buffalo USA Global Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2006

Date of reporting period: June 30, 2005

Item 1. Schedule of Investments.

Buffalo USA Global Fund
Schedule of Investments
June 30, 2005 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.35%
	Consumer Discretionary - 13.79%
	Auto Components - 6.53%
106,400	Gentex Corp.	$1,936,480
29,800	Johnson Controls, Inc.	1,678,634
33,300	Lear Corp.	1,211,454
		4,826,568

	Hotels, Restaurants & Leisure - 2.50%
66,600	McDonald's Corp.	1,848,150

	Household Durables - 0.48%
15,900	Tempur-Pedic International Inc. (a)	352,662

	Leisure Equipment & Products - 2.90%
73,200	GTECH Holdings Corp.	2,140,368

	Specialty Retail - 1.38%
31,100	Tiffany & Co.	1,018,836
	Total Consumer Discretionary	10,186,584

	Consumer Staples - 16.03%
	Beverages - 2.64%
46,700	The Coca-Cola Co.	1,949,725

	Food Products - 5.62%
42,900	H.J. Heinz Co.	1,519,518
38,200	Wm. Wrigley Jr. Co.	2,629,688
		4,149,206

	Household Products - 5.07%
32,300	Colgate-Palmolive Co.	1,612,093
34,100	Kimberly-Clark Corp.	2,134,319
		3,746,412

	Personal Products - 2.70%
39,400	The Gillette Co.	1,994,822
	Total Consumer Staples	11,840,165

	Energy - 1.74%
	Energy Equipment & Services - 1.74%
26,950	Halliburton Co.	1,288,749
	Total Energy	1,288,749

	Financials - 4.74%
	Insurance - 4.74%
42,900	AFLAC Inc.	1,856,712
28,300	American International Group, Inc.	1,644,230
	Total Financials	3,500,942

	Health Care - 31.68%
	Health Care Equipment & Supplies - 16.90%
61,900	Baxter International Inc.	2,296,490
37,000	Boston Scientific Corp. (a)	999,000
52,400	Mentor Corp.	2,173,552
37,700	Millipore Corp. (a)	2,138,721
33,900	Sigma-Aldrich Corp.	1,899,756
25,500	Sybron Dental Specialties, Inc. (a)	959,310
14,100	Varian Medical Systems, Inc. (a)	526,353
40,100	Waters Corp. (a)	1,490,517
		12,483,699

	Pharmaceuticals - 14.78%
59,500	Abbott Laboratories	2,916,095
38,500	Johnson & Johnson	2,502,500
50,300	QLT, Inc. (a)	524,126
137,300	Schering-Plough Corp.	2,616,978
52,900	Wyeth	2,354,050
		10,913,749
	Total Health Care	23,397,448

	Industrials - 3.12%
	Aerospace & Defense - 1.19%
14,800	Teleflex Inc.	878,676

	Commercial Services & Supplies - 1.93%
7,700	Getty Images, Inc. (a)	571,802
32,900	Heidrick & Struggles International, Inc. (a)	858,032
		1,429,834
	Total Industrials	2,308,510

	Information Technology - 27.25%
	Communications Equipment - 3.60%
77,500	Cisco Systems, Inc. (a)	1,481,025
64,600	Motorola, Inc.	1,179,596
		2,660,621

	Electronic Equipment & Instruments - 3.12%
31,800	Cognex Corp.	832,842
36,800	Molex Inc.	958,272
24,300	National Instruments Corp.	515,160
		2,306,274

	Semiconductor & Semiconductor Equipment - 15.70%
47,300	Analog Devices, Inc.	1,764,763
87,802	Applied Materials, Inc.	1,420,636
42,905	Cabot Microelectronics Corp. (a)	1,243,816
81,500	Fairchild Semiconductor International, Inc. (a)	1,202,125
63,000	Integrated Device Technology, Inc. (a)	677,250
97,500	Intel Corp.	2,540,850
25,200	KLA-Tencor Corp.	1,101,240
74,500	National Semiconductor Corp.	1,641,235
		11,591,915

	Software - 4.83%
94,200	Microsoft Corp.	2,339,928
93,000	Oracle Corp. (a)	1,227,600
		3,567,528
	Total Information Technology	20,126,338

	TOTAL COMMON STOCKS (Cost $59,951,144)	72,648,736

	SHORT TERM INVESTMENTS - 0.10%
	Investment Company - 0.10%
70,527	SEI Daily Income Trust Treasury II Fund - Class B	70,527
	Total Investment Companies	70,527

	TOTAL SHORT TERM INVESTMENTS (Cost $70,527)	70,527

	Total Investments (Cost $60,021,671) - 98.45%	72,719,263

	Other Assets in Excess of Liabilities - 1.55%	1,145,090

	TOTAL NET ASSETS - 100.00%	$73,864,353

Percentages are stated as a percent of net assets.

(a) Non Income Producing

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Buffalo USA Global Fund, Inc.

By (Signature and Title) /s/Kent W. Gasaway, President
                Kent W. Gasaway, President and Treasurer

Date 8/26/05

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Kent W. Gasaway, President
                Kent W. Gasaway, President and Treasurer

Date 8/26/05

* Print the name and title of each signing officer under his or her signature.